Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value on a recurring basis
	March 31, 2022		December 31, 2021
	Level 2	Level 3	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$41	-	$82	-
Foreign exchange forward contracts designated as hedging instruments	981	-	910	-

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(90)	-	(89)	-
Foreign exchange forward contracts designated as hedging instruments	(32)	-	(60)	-
Total contingent consideration*	-	56,050	-	55,919
	$900	$56,050	$843	$55,919